Segment Information (Details) - USD ($)	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Cost of goods sold	$ (175,346)	$ (99,378)
Operating expenses	(6,234,244)	(4,364,212)
Segment loss	(5,686,852)	(4,148,797)
Total assets	13,266,817	2,828,238
B2B [Member]
External revenue	297,279	151,634
Cost of goods sold	(175,346)	(99,378)
Operating expenses	(1,325,809)	(1,043,956)
Segment loss	(1,203,876)	(991,700)
Total assets	62,291	116,871
Consolidated Total [Member]
External revenue	722,738	384,543
Cost of goods sold	(175,346)	(99,378)
Operating expenses	(4,711,523)	(4,369,778)
Segment loss	(4,164,131)	(4,084,613)
Total assets	13,266,817	2,828,238
IP Licensing
External revenue	334,974	232,909
Cost of goods sold	0	0
Operating expenses	(1,864,527)	(1,601,595)
Segment loss	(1,529,553)	(1,368,686)
Total assets	526,486	692,268
Corporate [Member]
External revenue	90,485	0
Cost of goods sold	0	0
Operating expenses	(1,521,187)	(1,724,227)
Segment loss	(1,430,702)	(1,724,227)
Total assets	$ 12,678,040	$ 2,019,099